10. Share-Based Compensation (Details - Non-employee option activity) - Non Employee Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning balance	56,719	57,442
Options granted	10,000	0
Options expired	(3,148)	(723)
Options outstanding, ending balance	63,571	56,719
Options vested or expected to vest	63,571
Weighted-average exercise price outstanding, beginning balance	$ 7.53	$ 7.57
Weighted-average exercise price, granted	1.93
Weighted-average exercise price, forfeited/expired	18.25	10.34
Weighted-average exercise price, ending balance	6.12	7.53
Weighted-average exercise price, vested or expected to vest	6.12
Weighted-average exercise price, exercisable	$ 6.12	$ 7.53
Weighted-average remaining life outstanding	5 years 4 months 24 days	6 years 3 months 22 days
Weighted-average remaining life, vested or expected to vest	5 years 4 months 24 days
Weighted-average remaining life, exercisable	5 years 4 months 24 days	6 years 3 months 22 days
Aggregate intrinsic value, outstanding beginning balance	$ 0	$ 0
Aggregate intrinsic value, outstanding ending balance	0	0
Aggregate intrinsic value, vested or expected to vest	0
Aggregate intrinsic value, exercisable	$ 0	$ 0